[graphic: head of Statue of Liberty]



                     Liberty Intermediate Bond Fund Class A
                        Stein Roe Intermediate Bond Fund

                                Semiannual Report
                                December 31, 2001

Contents
--------------------------------------------------------------------------------


Fund Performance..........................................................    1
   How Liberty Intermediate Bond Fund Class A has done over time

Portfolio Manager's Report................................................    2
   Interview with the portfolio manager and summary of investment activity

Portfolio of Investments..................................................    3
   A complete list of investments with market values

Financial Statements......................................................    9
   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements.............................................   15

Financial Highlights......................................................   19
   Selected per-share data




                Must be preceded or accompanied by a prospectus.

Fund Performance
--------------------------------------------------------------------------------

To evaluate a fund's historical performance, one can look at the cumulative return percentage, the average annual total return percentage or the growth of a hypothetical $10,000 investment. Below, we compare Liberty Intermediate Bond Fund Class A with its benchmark.

The performance figures include changes in the fund's share price, plus reinvestment of any dividends (net investment income) and capital gains distributions (the profits the fund earns when fixed income securities grow in value).

                                          AVERAGE ANNUAL TOTAL RETURN (%)
                                          PERIOD ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------
                                                                          6-month
                                                                        cumulative      1-year         5-year        10-year
-----------------------------------------------------------------------------------------------------------------------------
LIBERTY INTERMEDIATE BOND FUND CLASS A WITHOUT SALES CHARGE                   3.44          9.03           7.27           7.11
LIBERTY INTERMEDIATE BOND FUND CLASS A WITH SALES CHARGE                     -1.47          3.88           6.24           6.59
Lehman Brothers Aggregate Bond Index                                          4.66          8.44           7.43           7.23
Lehman Brothers Intermediate Government/Credit Index                          4.69          8.96           7.10           6.81


GROWTH OF A $10,000 INVESTMENT FROM DECEMBER 31, 1991 TO DECEMBER 31, 2001

[line chart data]

Liberty Intermediate Bond Fund Class A

                                                    Lehman
                  Fund             Fund             Brothers
                  without          with             Aggregate
                  sales            sales            Bond
                  charge           charge           Index

1/1/92           $10,000           $ 9,525          $10,000
12/31/92          10,768.7          10,257.2         10,741.4
12/31/93          11,757.3          11,198.8         11,788.1
12/31/94          11,457.8          10,913.5         11,444.4
12/31/95          13,388.2          12,752.2         13,557.1
12/31/96          13,993.2          13,328.5         14,050.1
12/31/97          15,295.6          14,569.1         15,405
12/31/98          16,276.1          15,503           16,745.4
12/31/99          16,484.1          15,701.1         16,607.4
12/31/00          18,231.8          17,365.8         18,538.6
12/31/01          19,872            18,928           20,103


Liberty Intermediate Bond Fund Class A is a class of Stein Roe Intermediate Bond Fund (the fund), a series of Liberty-Stein Roe Income Trust. The fund also offers class S shares. Performance information for class S shares is presented in a separate report.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares. Liberty Intermediate Bond Fund Class A commenced operations on July 31, 2000. Historical performance for the period prior to July 31, 2000 is based on the performance of the class S shares, restated to reflect 12b-1 fees and any other expenses applicable to that class, without giving any effect to fee waivers and assuming reinvestment of dividends and capital gains. During the period, the fund's benchmark was changed from the Lehman Brothers Intermediate Government/Credit Bond Index to the Lehman Brothers Aggregate Bond Index, which more accurately reflects the type of securities in which the portfolio invests. This graph compares the performance of Liberty Intermediate Bond Fund Class A to the Lehman Brothers Aggregate Bond Index, an unmanaged group of investment grade bonds not associated with any Liberty or Stein Roe fund. Unlike mutual funds, it is not possible to invest directly in an index.

Portfolio Manager's Report
--------------------------------------------------------------------------------

COMMENTARY FROM MIKE KENNEDY, PORTFOLIO MANAGER OF
LIBERTY INTERMEDIATE BOND FUND CLASS A AND SR&F INTERMEDIATE BOND PORTFOLIO

For the six months ended December 31, 2001, Liberty Intermediate Bond Fund Class A generated a total return of 3.44% without a sales charge. The fund underperformed its primary benchmark, the Lehman Brothers Aggregate Bond Index, which posted a 4.66% total return for the same period.

SECTOR ALLOCATION AND SECURITY SELECTION ACCOUNTED
FOR UNDERPERFORMANCE

Our decision to invest approximately 81% of the portfolio in corporate bonds - a sizeable overweighting relative to our benchmark - hurt performance as corporate bonds modestly underperformed Treasuries during the six-month period. Although we held a relatively small position and sold it before period-end, losses from our investment in Enron bonds accounted for some of the fund's underperformance for the period. With little warning to investors, Enron, a global energy trading company, announced a stunning third quarter loss, which was followed by suggestions of accounting irregularities and a declaration of bankruptcy - the largest in US history.

DECISION TO OVERWEIGHT CORPORATES REWARDED
IN FOURTH QUARTER

The events of September 11th brought an already-weak economy to its knees. Riskier segments of the bond market underperformed as fearful investors sought safety in the US Treasury markets. Nevertheless, we continued to maintain our heavy weighting in corporate bonds. As investors became more confident that the economy had bottomed and the federal government's war on terrorism was succeeding, our decision was rewarded. In the final months of the year, corporate bonds were strong performers. Bonds in the financial services sector were among the portfolio's best performers as lower interest rates resulted in improved business prospects. High yield bonds also rebounded.

ENVIRONMENT MAY FAVOR CORPORATE BONDS GOING FORWARD

With a heavy weighting in corporate bonds, we believe we have positioned the fund to benefit from attractive valuations and improving credit quality in the period ahead. In a stronger economy, we expect credit quality to improve as expectations for higher corporate earnings and cash flow are met. And we expect credit quality to be a priority for most chief financial officers and corporate treasurers. In recent months, these financial executives have looked on as high-profile companies such as Lucent and Xerox (names which are not included in the fund's portfolio) were denied credit - a lesson that they are unlikely to ignore. As a result, we expect capital expenditures to fall or to remain low as companies may be unwilling to finance spending by adding to debt.
    Valuations are also attractive for the corporate sector. The differential in yield between corporate and Treasury bonds is wide on a historical basis. We believe that could put corporate bonds in the "sweet spot" of the credit cycle, where we expect to receive 1) extra yield by focusing on corporate bonds and 2) capital appreciation if there is a fundamental improvement in credit quality.
    That said, we also see opportunity in the mortgage market, where we have been slightly underweighted because some of the bonds we owned were paid off as homeowners refinanced their mortgages, and we did not replace them in the portfolio. If corporate bonds appreciate in line with our expectations, we may consider reducing our investment in corporates and adding to our investment in mortgage-backed securities later in 2002.

--------------------------------------------------------------------------------
                                    FUND DATA

   FUND OBJECTIVE:

   Seeks its total return by pursuing current income and opportunities for capital preservation. The fund invests all of its assets in SR&F Intermediate Bond Portfolio as part of a master fund-feeder fund structure. The portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds which primarily include high quality debt securities. The dollar-weighted average life of the portfolio is expected to be between three and 10 years.

--------------------------------------------------------------------------------

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share prices and investment return will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are as of 12/31/01 and are subject to change.

Investing in high yield bonds involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Lehman Brothers Aggregate Bond Index is an unmanaged group of bonds that vary in quality; it is not available for direct investment.

Liberty Intermediate Bond Fund Class A is a class of Stein Roe Intermediate Bond Fund.

Economic and market conditions change frequently. There is no guarantee that trends described herein will continue or commence.

SR&F Intermediate Bond Portfolio
--------------------------------------------------------------------------------

Portfolio of Investments at December 31, 2001 (Unaudited)
CORPORATE FIXED INCOME BONDS & NOTES - 80.8%                                                                  Par           Value
---------------------------------------------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 24.9%
   BROKERS - 1.8%
   Credit Suisse FB USA, Inc., 5.875%, 08/01/06..................................................     $ 7,750,000     $ 7,893,918
   Morgan Stanley Dean Witter, 6.750%, 04/15/11..................................................       4,000,000       4,129,080
                                                                                                                 ----------------
                                                                                                                       12,022,998
                                                                                                                 ----------------
   DEPOSITORY INSTITUTIONS - 10.6%
   Bank One Corp., 6.000%, 08/01/08..............................................................      12,000,000      12,040,200
   Barclays Bank PLC, 7.375%, 06/29/49 (a).......................................................       5,000,000       5,186,988
   Citicorp, 8.040%, 12/15/19 (a)................................................................       9,000,000       9,659,160
   First Massachusetts Bank, 7.625%, 06/15/11....................................................       5,500,000       5,806,680
   GS Escrow Corp.:
      7.000%, 08/01/03...........................................................................       3,300,000       3,357,288
      7.125%, 08/01/05...........................................................................       2,000,000       1,998,280
   HSBC Holdings PLC:
      9.547%, 12/31/49 (a).......................................................................       4,500,000       5,204,565
      10.176%, 12/31/49 (a)......................................................................       5,000,000       6,348,750
   Popular NA, Inc., 6.125%, 10/15/06............................................................       7,000,000       6,836,760
   Sovereign Bancorp, Inc., 10.500%, 11/15/06....................................................       4,750,000       5,178,070
   Washington Mutual, 7.500%, 08/15/06...........................................................       7,000,000       7,586,810
                                                                                                                 ----------------
                                                                                                                       69,203,551
                                                                                                                 ----------------
   FINANCIAL SERVICES - 1.7%
   International Lease Finance Corp., 5.750%, 10/15/06...........................................       7,000,000       6,996,430
   LaBranche & Co., Inc., 12.000%, 03/01/07......................................................       3,300,000       3,778,500
                                                                                                                 ----------------
                                                                                                                       10,774,930
                                                                                                                 ----------------
   INSURANCE CARRIERS - 2.6%
   Florida Windstorm Underwriting Association, 7.125%, 02/25/19 (a)..............................       4,325,000       4,418,809
   Nationwide Mutual Insurance Co., 8.250%, 12/01/31.............................................       3,500,000       3,481,835
   Prudential Insurance Company of America, 7.650%, 07/01/07.....................................       8,725,000       9,360,616
                                                                                                                 ----------------
                                                                                                                       17,261,260
                                                                                                                 ----------------
   NON-DEPOSITORY CREDIT INSTITUTIONS - 7.6%
   Countrywide Home Loans, Inc.:
      5.500%, 08/01/06...........................................................................       5,000,000       4,983,800
      6.850%, 06/15/04...........................................................................       7,500,000       7,907,775
   Ford Motor Credit Co.:
      7.250%, 10/25/11...........................................................................       6,000,000       5,833,920
      7.600%, 08/01/05...........................................................................       6,000,000       6,140,100
   General Motors Acceptance Corp.:
      6.125%, 09/15/06 (b).......................................................................       2,750,000       2,721,593
      6.875%, 09/15/11...........................................................................       5,500,000       5,381,915
      8.000%, 11/01/31...........................................................................       5,250,000       5,293,313
   Household Finance Corp.:
      6.375%, 10/15/11...........................................................................       8,200,000       8,198,884
      6.750%, 05/15/11...........................................................................       3,000,000       2,990,640
                                                                                                                 ----------------
                                                                                                                       49,451,940
                                                                                                                 ----------------
   REAL ESTATE - 0.6%
   iStar Financial, Inc., 8.750%, 08/15/08.......................................................       4,000,000       4,020,000
                                                                                                                 ----------------
MANUFACTURING - 11.1%
   AUTOMOBILES - 0.8%
   Daimler Chrysler NA Holdings, 8.500%, 01/18/31                                                       5,000,000       5,323,900
                                                                                                                 ----------------
   CHEMICALS & ALLIED PRODUCTS - 1.0%
   Eastman Chemical Co., 7.625%, 06/15/24........................................................       5,000,000       5,165,400
   MacDermid, Inc., 9.125%, 07/15/11 (a).........................................................       1,250,000       1,268,750
                                                                                                                 ----------------
                                                                                                                        6,434,150
                                                                                                                 ----------------


See notes to investment portfolio.

3


SR&F Intermediate Bond Portfolio Continued
--------------------------------------------------------------------------------
December 31, 2001 (Unaudited)

CORPORATE FIXED INCOME BONDS & NOTES - CONTINUED                                                              Par           Value
---------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - CONT.
   FOOD & KINDRED PRODUCTS - 0.4%
   Land O Lakes, Inc., 8.750%, 11/15/11 (a)......................................................     $ 3,000,000     $ 2,895,000
                                                                                                                 ----------------
   LUMBER & WOOD PRODUCTS - 2.5%
   Georgia Pacific Corp., 7.500%, 05/15/06.......................................................       5,500,000       5,453,140
   Louisiana-Pacific Corp., 8.500%, 08/15/05.....................................................       5,000,000       4,859,450
   Weyerhaeuser Co., 5.950%, 11/01/08 (a)........................................................       6,000,000       5,812,080
                                                                                                                 ----------------
                                                                                                                       16,124,670
                                                                                                                 ----------------
   MEDICAL EQUIPMENT - 1.0%
   American Home Products, 7.900%, 02/15/05......................................................       5,875,000       6,319,914
                                                                                                                 ----------------
   MISCELLANEOUS MANUFACTURING - 0.5%
   Dana Corp., 9.000%, 08/15/11 (a)..............................................................       3,200,000       2,944,000
                                                                                                                 ----------------
   PAPER PRODUCTS - 0.8%
   Norske Skogindustrier, 7.625%, 10/15/11 (a)...................................................       5,250,000       5,299,928
                                                                                                                 ----------------
   PRINTING & PUBLISHING - 1.2%
   Primedia, Inc., 8.875%, 05/15/11..............................................................       3,000,000       2,700,000
   Viacom, Inc., 7.700%, 07/30/10................................................................       4,600,000       5,010,412
                                                                                                                 ----------------
                                                                                                                        7,710,412
                                                                                                                 ----------------
   RUBBER & PLASTIC - 0.9%
   Goodyear Tire & Rubber, 7.857%, 08/15/11......................................................       6,000,000       5,606,220
                                                                                                                 ----------------
   TOBACCO PRODUCTS - 0.8%
   UST, Inc., 8.800%, 03/15/05...................................................................       5,000,000       5,404,100
                                                                                                                 ----------------
   TRANSPORTATION EQUIPMENT - 1.2%
   BEA Systems Holding, Inc., 6.400%, 12/15/11...................................................       8,000,000       7,950,800
                                                                                                                 ----------------
MINING & ENERGY - 5.2%
   METAL MINING - 0.2%
   Freeport-McMoRan Copper & Gold, Inc., 7.500%, 11/15/06........................................       1,670,000       1,210,750
                                                                                                                 ----------------
   OIL & GAS EXTRACTION - 5.0%
   Burlington Resources, Inc., 6.500%, 12/01/11 (a)..............................................       6,750,000       6,518,070
   Devon Financing Corp., 7.875%, 09/30/31 (a)...................................................       5,150,000       5,207,886
   Hanover Equipment Trust, 8.750%, 09/01/11 (a).................................................       1,350,000       1,397,250
   Noble Drilling Corp., 7.500%, 03/15/19........................................................       4,245,000       4,197,498
   Occidental Petroleum:
      5.875%, 01/15/07...........................................................................       2,000,000       1,998,380
      6.750%, 01/15/12...........................................................................       2,000,000       1,983,220
   PDVSA Finance Ltd.:
      Series 1-A, 7.400%, 08/15/16...............................................................       2,500,000       2,025,000
      Series 1999 F, 8.750%, 02/15/04............................................................       1,981,000       2,000,810
   Pemex Project Funding Master Trust, 9.125%, 10/13/10..........................................       2,250,000       2,389,922
   Petrobas International Finance, 9.750%, 07/06/11 (a)..........................................       3,500,000       3,450,405
   YPF Sociedad Anonima, 7.500%, 10/26/02........................................................         819,764         786,973
   Yosemite Securities Trust I, 8.250%, 11/15/04 (a)(c)..........................................       3,650,000         638,750
                                                                                                                 ----------------
                                                                                                                       32,594,164
                                                                                                                 ----------------


See notes to investment portfolio.

4


SR&F Intermediate Bond Portfolio Continued
--------------------------------------------------------------------------------
December 31, 2001 (Unaudited)

CORPORATE FIXED INCOME BONDS & NOTES - CONTINUED                                                              Par           Value
---------------------------------------------------------------------------------------------------------------------------------
RETAIL TRADE - 3.7%
   GENERAL MERCHANDISE STORES - 2.5%
   Buhrmann US, Inc., 12.250%, 11/01/09..........................................................     $ 1,600,000     $ 1,608,000
   The May Department Stores Co., 7.900%, 10/15/07...............................................       8,060,000       8,859,391
   Toys R Us, 6.875%, 08/01/06 (a)...............................................................       6,000,000       5,895,000
                                                                                                                 ----------------
                                                                                                                       16,362,391
                                                                                                                 ----------------
   MISCELLANEOUS RETAIL - 1.2%
   Costco Wholesale Corp., 7.125%, 06/15/05......................................................       7,350,000       7,720,146
                                                                                                                 ----------------
SERVICES - 6.7%
   BUSINESS SERVICES - 0.4%
   FedEx Corp., Series A-1, 7.530%, 09/23/06.....................................................       2,636,855       2,760,418
                                                                                                                 ----------------
   HEALTH SERVICES - 4.2% HCA, Inc.:
      7.125%, 06/01/06...........................................................................       7,750,000       7,879,193
      8.750%, 09/01/10...........................................................................       5,600,000       6,118,000
   Manor Care, Inc., 8.000%, 03/01/08............................................................       1,500,000       1,582,950
   Quest Diagnostic, Inc., 7.500%, 07/12/11......................................................       2,500,000       2,599,125
   United Healthcare Group, 7.500%, 11/15/05.....................................................       8,500,000       9,074,600
                                                                                                                 ----------------
                                                                                                                       27,253,868
                                                                                                                 ----------------
   HOTELS, CAMPS & LODGING - 2.1%
   Marriott International, Inc., 7.875%, 09/15/09................................................       5,000,000       5,132,500
   Meditrust Companies:
      7.114%, 08/15/04 (a).......................................................................       2,150,000       2,085,500
      7.820%, 09/10/26...........................................................................       3,700,000       3,663,000
   Prime Hospitality Corp., 9.250%, 01/15/06.....................................................       2,950,000       3,009,000
                                                                                                                 ----------------
                                                                                                                       13,890,000
                                                                                                                 ----------------
TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS & SANITARY SERVICES - 28.6%
   AIR TRANSPORTATION - 7.2%
   Air 2 US, 8.027%, 10/01/19 (a)................................................................       6,670,634       5,775,835
   American Airlines, Inc.:
      1999-1-A2, 7.024%, 04/15/11................................................................       7,000,000       6,673,100
      2001-2-A2, 7.858%, 10/01/11................................................................       1,250,000       1,247,300
   Delta Air Lines, Inc.:
      7.570%, 11/18/10...........................................................................       4,250,000       4,170,738
      7.779%, 11/18/05...........................................................................       6,250,000       6,063,063
   Sabre Holdings, 7.350%, 08/01/11..............................................................       3,000,000       2,816,970
   Southwest Airlines Co., 5.496%, 11/01/06......................................................       7,000,000       6,816,320
   Systems 2001 Asset Trust:
      6.664%, 09/15/13...........................................................................       3,114,139       3,210,566
      7.156%, 12/15/11...........................................................................       4,719,942       4,859,036
   United Airlines, Inc.:
      7.783%, 01/01/14...........................................................................       3,080,572       2,864,439
      9.200%, 03/22/08...........................................................................       2,563,839       2,268,664
                                                                                                                 ----------------
                                                                                                                       46,766,031
                                                                                                                 ----------------


See notes to investment portfolio.

5


SR&F Intermediate Bond Portfolio Continued
--------------------------------------------------------------------------------
December 31, 2001 (Unaudited)

CORPORATE FIXED INCOME BONDS & NOTES - CONTINUED                                                              Par           Value
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS & SANITARY SERVICES - CONT.
   CABLE - 1.6%
   Adelphia Communications, Inc., 10.250%, 11/01/06..............................................     $ 1,500,000     $ 1,522,500
   Charter Communications Holdings, Inc.:
      9.625%, 11/15/09...........................................................................       2,000,000       2,020,000
      10.000%, 05/15/11..........................................................................       1,000,000       1,015,000
   CSC Holdings, Inc.:
      7.875%, 02/15/18...........................................................................       4,250,000       4,088,288
      8.125%, 07/15/09...........................................................................       2,000,000       2,063,440
                                                                                                                 ----------------
                                                                                                                       10,709,228
                                                                                                                 ----------------
   ELECTRIC SERVICES - 8.3%
   AES Corp., 8.750%, 06/15/08...................................................................       1,750,000       1,540,000
   AES Eastern Energy, L.P., 9.670%, 01/02/29....................................................       1,750,000       1,724,870
   Calpine Canada Energy Finance U.L.C., 8.500%, 05/01/08........................................       7,000,000       6,335,000
   CMS Energy Corp., 9.875%, 10/15/07............................................................       2,500,000       2,637,500
   Edison Mission, 9.875%, 04/15/11..............................................................       1,100,000       1,122,000
   First Energy Corp.:
      5.500%, 11/15/06...........................................................................       8,000,000       7,869,040
      7.325%, 11/15/31...........................................................................       7,250,000       7,035,908
   Israel Electric Corp., Ltd., 7.950%, 05/30/11 (a).............................................       7,000,000       7,410,410
   Mirant Americas Generation LLC, 7.625%, 05/01/06..............................................       3,000,000       2,730,000
   Niagara Mohawk Power Corp., 8.875%, 05/15/07..................................................       5,500,000       6,049,505
   Oglethorpe Power Corp., 6.974%, 06/30/11......................................................       3,261,000       3,341,677
   PSE&G Energy Holdings, 8.500%, 06/15/11.......................................................       4,125,000       4,094,681
   Southpoint Calpine, 8.400%, 05/30/12 (a)......................................................       2,500,000       2,275,000
                                                                                                                 ----------------
                                                                                                                       54,165,591
                                                                                                                 ----------------
   RAILROAD - 2.7%
   Norfolk Southern Corp., 7.350%, 05/15/07......................................................       6,110,000       6,534,278
   Union Pacific Corp.:
      5.750%, 10/15/07...........................................................................       6,000,000       5,976,420
      7.600%, 05/01/05...........................................................................       5,000,000       5,335,800
                                                                                                                 ----------------
                                                                                                                       17,846,498
                                                                                                                 ----------------
   SANITARY SERVICES - 1.4%
   Allied Waste North America, Inc., 8.875%, 04/01/08............................................       3,275,000       3,348,688
   Waste Management, Inc., 7.375%, 08/01/10......................................................       5,500,000       5,654,385
                                                                                                                 ----------------
                                                                                                                        9,003,073
                                                                                                                 ----------------
   TELECOMMUNICATIONS - 7.4%
   AT&T Corp., 6.500%, 11/15/06 (a)..............................................................       7,000,000       7,121,660
   Cingular Wireless:
      5.625%, 12/15/06 (a).......................................................................       2,800,000       2,823,268
      6.500%, 12/15/11 (a).......................................................................       3,000,000       3,040,560
   Frontier Corp., 7.250%, 05/15/04 (c)..........................................................       7,000,000         875,000
   Intermedia Communications, Inc., (d) 03/01/09
      (12.250% 03/01/04).........................................................................       6,000,000       5,340,000
   Rogers Wireless, Inc., 9.625%, 05/01/11.......................................................       2,600,000       2,691,000
   TPSA Finance BV, 7.750%, 12/10/08 (a).........................................................       6,000,000       6,020,460
   Verizon Wireless, 5.375%, 12/15/06 (a)........................................................      10,500,000      10,439,100
   WorldCom, Inc., 8.250%, 05/15/31..............................................................       9,200,000       9,699,652
                                                                                                                 ----------------
                                                                                                                       48,050,700
                                                                                                                 ----------------
WHOLESALE TRADE - 0.6%
   NON-DURABLE GOODS - 0.6%
   Lilly Del Mar, Inc., 7.717%, 08/01/29 (a).....................................................       3,750,000       3,934,748
                                                                                                                 ----------------
TOTAL CORPORATE FIXED INCOME BONDS & NOTES
   (cost of $536,847,886)........................................................................                     527,015,379
                                                                                                                 ----------------


See notes to investment portfolio.

6


SR&F Intermediate Bond Portfolio Continued
--------------------------------------------------------------------------------

December 31, 2001 (Unaudited)
GOVERNMENT OBLIGATIONS - 5.2%                                                                                 Par           Value
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS - 1.9%
   Philippines (Republic of), 10.625%, 03/16/25..................................................     $ 3,000,000     $ 2,960,640
   State Of Qatar, 9.750%, 06/15/30 (a)..........................................................       5,000,000       5,740,250
   United Mexican States, 9.875%, 02/01/10.......................................................       3,500,000       3,902,500
                                                                                                                 ----------------
                                                                                                                       12,603,390
                                                                                                                  ---------------
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 3.3%
   Federal Home Loan Mortgage Corporation, 12.000%, 07/01/20.....................................         947,860       1,092,702
                                                                                                                  ---------------
   Federal National Mortgage Association:
      6.000%, 04/01/09 - 03/01/24................................................................      11,923,194      12,014,703
      6.500%, 10/01/28...........................................................................       5,155,701       5,155,701
      8.500%, 11/01/23...........................................................................          40,357          42,993
      9.250%, 03/25/18...........................................................................         913,610       1,019,049
                                                                                                                  ---------------
                                                                                                                       18,232,446
                                                                                                                  ---------------
   Government National Mortgage Association:
      6.625%, 07/20/25...........................................................................         626,379         654,466
      8.000%, 02/15/08...........................................................................       1,404,785       1,478,536
      9.000%, 06/15/16-10/15/16..................................................................         117,372         124,891
                                                                                                                  ---------------
                                                                                                                        2,257,893
                                                                                                                  ---------------
TOTAL GOVERNMENT OBLIGATIONS
   (cost of $30,510,670).........................................................................                      34,186,431
                                                                                                                  ---------------
---------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES & ASSET-BACKED SECURITIES - 10.5%
---------------------------------------------------------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 1.7%
   Cigna CBO 1996-1 Ltd., 6.460%, 11/15/08.......................................................       4,503,658       4,514,917
   Diversified REIT Trust, 6.780%, 03/18/11 (a)..................................................       5,000,000       4,915,625
   First Boston Mortgage Securities Corp., 2.108%, 09/28/13 (c)..................................         625,005              98
   Option One Mortgage Securities Corp., 9.660%, 03/26/29........................................       1,467,858       1,431,161
                                                                                                                  ---------------
                                                                                                                       10,861,801
                                                                                                                  ---------------
   MORTGAGE-BACKED SECURITIES - 8.8%
   American Mortgage Trust, 8.190%, 09/27/22.....................................................         833,931         750,538
   Asset Securitization Corp., 6.750%, 02/14/41..................................................       6,500,000       6,662,500
   GS Mortgage Securities Corp., 7.750%, 09/20/27 (a)............................................       4,163,287       4,330,026
   JP Morgan Commercial Mortgage Finance Corp., 7.400%, 07/15/31.................................      10,000,000      10,709,375
   LBUBS Commercial Mortgage Trust, 6.510%, 11/15/10.............................................       5,000,000       5,093,750
   LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B, 6.210%, 10/15/35.............      10,000,000      10,215,511
   Mellon Residential Funding Corp., 5.610%, 10/25/28............................................       4,500,000       4,595,977
   Merrill Lynch Mortgage Investors, Inc., 7.059%, 12/26/25......................................       4,298,937       4,519,258
   Merrill Lynch Trust, 8.000%, 12/20/18.........................................................         550,635         579,059
   Nomura Asset Securities Corp., 7.120%, 04/13/36...............................................       6,255,000       6,395,738
   PNC Mortgage Securities Corp., 7.500%, 06/25/26...............................................       3,020,943       3,107,795
   Structured Asset Securities Corp., 1.600%, 02/25/28...........................................      14,742,715         810,849
                                                                                                                  ---------------
                                                                                                                       57,770,376
                                                                                                                  ---------------
TOTAL NON-AGENCY MORTGAGE-BACKED & ASSET-BACKED SECURITIES
   (cost of $62,346,744).........................................................................                      68,632,177
                                                                                                                  ---------------

---------------------------------------------------------------------------------------------------------------------------------


See notes to investment portfolio.

7


SR&F Intermediate Bond Portfolio Continued
--------------------------------------------------------------------------------
December 31, 2001 (Unaudited)

SHORT-TERM OBLIGATION - 1.8% (COST OF $11,957,739)                                                            Par           Value
---------------------------------------------------------------------------------------------------------------------------------
   COMMERCIAL PAPER - 1.8%
   Amstel Funding, 1.800%, 01/02/02 (cost of $11,957,739) (e)....................................    $ 11,955,000    $ 11,954,403
                                                                                                                 ----------------
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.3%
   (cost of $641,663,039)........................................................................                     641,788,390
                                                                                                                 ----------------
OTHER ASSETS & LIABILITIES, NET - 1.7%...........................................................                      10,784,739
                                                                                                                 ----------------
NET ASSETS - 100.0%..............................................................................                    $652,573,129
                                                                                                                 ----------------

--------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, the value of these securities amounted to $138,057,833, which represents 21.2% of net assets.

(b) This security, or a portion thereof, with a market value of $2,721,593 is being used to collateralize short futures contracts.

(c) This security is in default of certain debt covenants. Income is not being accrued.

(d) Stepped coupon bond currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)  Rate represents yield at time of purchase.



Short futures contract open on December 31, 2001:

               PAR VALUE UNREALIZED
                          COVERED BY         EXPIRATION         DEPRECIATION
          TYPE             CONTRACTS            MONTH           AT 12/31/01
       -----------        ----------         ----------          ----------
   U.S. Treasury Bond    $19,000,000            March             $(247,669)
   U.S. Treasury Note     27,000,000            March              (163,982)
   U.S. Treasury Note      2,000,000            March               (19,972)
                                                                 ----------
                                                                  $(431,623)
                                                                 ----------



See notes to financial statements.


SR&F Intermediate Bond Portfolio
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
December 31, 2001 (Unaudited)

ASSETS
Investments, at cost............................................................................................     $641,663,039
                                                                                                                     ------------
Investments, at value...........................................................................................     $641,788,390
Cash............................................................................................................          178,109
Receivable for:
   Investments sold.............................................................................................        3,555,384
   Interest.....................................................................................................        9,415,994
Deferred Trustees' compensation plan............................................................................              324
Other assets....................................................................................................            7,750
                                                                                                                     ------------
   Total Assets.................................................................................................      654,945,951
                                                                                                                     ------------
LIABILITIES
Payable for:
   Investments purchased........................................................................................        1,821,765
   Futures variation margin.....................................................................................          341,406
   Management fee...............................................................................................          189,440
   Transfer agent fee...........................................................................................              393
   Bookkeeping fee..............................................................................................              833
   Trustees' fee................................................................................................              532
Deferred Trustees' fee..........................................................................................              324
Other liabilities...............................................................................................           18,129
                                                                                                                     ------------
   Total Liabilities............................................................................................        2,372,822
                                                                                                                     ------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTEREST.........................................................     $652,573,129
                                                                                                                     ============



See notes to financial statements.

9


SR&F Intermediate Bond Portfolio
--------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended December 31, 2001 (Unaudited)

INVESTMENT INCOME
Interest........................................................................................................      $22,068,729
                                                                                                                   --------------
EXPENSES:
Management fee.................................................................................................         1,057,934
Bookkeeping fee................................................................................................             3,035
Transfer agent fee.............................................................................................             3,091
Trustees' fee...................................................................................................            3,192
Custodian fee..................................................................................................            13,690
Other expenses.................................................................................................            31,132
                                                                                                                  ---------------
   Total Expenses..............................................................................................         1,112,074
Custodian earnings credit.......................................................................................           (8,633)
                                                                                                                   --------------
   Net Expenses.................................................................................................        1,103,441
                                                                                                                   --------------
Net Investment Income...........................................................................................       20,965,288
                                                                                                                   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY AND FUTURES CONTRACTS:
Net realized gain on:
   Investments..................................................................................................      $ 4,151,610
   Futures contracts............................................................................................          647,357
                                                                                                                   --------------
     Net realized gain..........................................................................................        4,798,967
                                                                                                                   --------------
Net change in unrealized appreciation/depreciation on:
   Investments..................................................................................................       (5,025,420)
   Futures contracts............................................................................................         (387,266)
                                                                                                                   --------------
     Net change in unrealized appreciation/depreciation.........................................................       (5,412,686)
                                                                                                                   --------------
Net Loss........................................................................................................         (613,719)
                                                                                                                   --------------
Increase in Net Assets from Operations..........................................................................      $20,351,569
                                                                                                                   --------------


See notes to financial statements.

10


SR&F Intermediate Bond Portfolio
--------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                                     (UNAUDITED)
                                                                                                      SIX MONTHS
                                                                                                           ENDED       YEAR ENDED
                                                                                                    DECEMBER 31,         JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                                          2001             2001
----------------------------------                                                                 -------------    -------------
OPERATIONS:
Net investment income                                                                               $ 20,965,288     $ 33,842,569
Net realized gain on investments, foreign currency
   transactions and futures contracts                                                                  4,798,967        6,290,855
Net change in unrealized appreciation/depreciation on investments,
   foreign currency translations and futures contracts                                                (5,412,686)      14,587,413
                                                                                                 ---------------  ---------------
   Net Increase from Operations                                                                       20,351,569       54,720,837
                                                                                                 ---------------  ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
   Contributions                                                                                     152,771,636      185,647,741
   Withdrawals                                                                                       (46,077,938)    (126,355,268)
                                                                                                 ---------------  ---------------
     Net Increase from Transactions in Investors' Beneficial Interest                                106,693,698       59,292,473
                                                                                                 ---------------  ---------------
Total Increase in Net Assets                                                                         127,045,267      114,013,310
                                                                                                 ---------------  ---------------
NET ASSETS:
Beginning of period                                                                                  525,527,862      411,514,552
                                                                                                 ---------------  ---------------
End of period                                                                                       $652,573,129     $525,527,862
                                                                                                 ===============  ===============


See notes to financial statements.

11


Stein Roe Intermediate Bond Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
December 31, 2001 (Unaudited)

ASSETS
Investments in Portfolio, at value..............................................................................     $652,568,116
Receivable for:
   Fund shares sold.............................................................................................        2,884,678
Deferred Trustees' compensation plan............................................................................            1,603
Other assets....................................................................................................           50,851
                                                                                                                     ------------
   Total Assets.................................................................................................      655,505,248
                                                                                                                     ------------
LIABILITIES
Payable for:
   Fund shares repurchased......................................................................................        5,957,034
   Distributions................................................................................................          296,915
   Administration fee...........................................................................................           80,825
   Transfer agent fee...........................................................................................            9,368
   Bookkeeping fee..............................................................................................           18,694
   Trustees' fee................................................................................................            1,059
Deferred Trustees' fee..........................................................................................            1,603
                                                                                                                     ------------
   Total Liabilities............................................................................................        6,365,498
                                                                                                                     ------------
NET ASSETS......................................................................................................     $649,139,750
                                                                                                                     ============
COMPOSITION OF NET ASSETS:
Paid-in capital.................................................................................................     $657,215,139
Undistributed net investment income.............................................................................          636,164
Accumulated net realized loss...................................................................................       (8,405,201)
Net unrealized appreciation/depreciation on investments and futures contracts...................................         (306,352)
                                                                                                                     ------------
NET ASSETS......................................................................................................     $649,139,750
                                                                                                                     ============
CLASS A:
   Net assets...................................................................................................     $ 11,211,740
   Shares outstanding (unlimited number authorized).............................................................        1,263,902
                                                                                                                     ============
Net asset value and redemption price per share..................................................................     $       8.87(a)
                                                                                                                     ============
Maximum offering price per share ($8.87/0.9525).................................................................     $       9.31(b)
                                                                                                                     ============
CLASS S:
   Net assets...................................................................................................     $637,928,010
   Shares outstanding (unlimited number authorized).............................................................       71,968,305
                                                                                                                     ============
Net asset value, offering and redemption price per share........................................................     $       8.86
                                                                                                                     ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.



See notes to financial statements.

12


Stein Roe Intermediate Bond Fund
--------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended December 31, 2001 (Unaudited)

INVESTMENT INCOME:
Interest allocated from Portfolio...............................................................................      $22,068,725
                                                                                                                   --------------
EXPENSES:
Expenses allocated from Portfolio..............................................................................         1,103,441
Administration fee.............................................................................................           453,840
Distribution fee Class A........................................................................................            6,447
Service fee Class A............................................................................................            16,233
Bookkeeping fee................................................................................................           107,610
Transfer agent fee.............................................................................................           507,608
Trustees' fee..................................................................................................             6,354
Other expenses.................................................................................................            74,404
                                                                                                                   --------------
   Total Expenses..............................................................................................         2,275,937
Fees waived by Distributor Class A..............................................................................           (6,447)
                                                                                                                   --------------
   Net Expenses.................................................................................................        2,269,490
                                                                                                                   --------------
Net Investment Income...........................................................................................       19,799,235
                                                                                                                   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS ALLOCATED FROM PORTFOLIO:
Net realized gain on:
   Investments..................................................................................................        4,151,608
   Futures contracts............................................................................................          647,356
                                                                                                                   --------------
     Net realized gain..........................................................................................        4,798,964
                                                                                                                   --------------
     Net change in unrealized appreciation/depreciation.........................................................       (5,412,683)
                                                                                                                   --------------
Net Loss........................................................................................................         (613,719)
                                                                                                                   --------------
Increase in Net Assets from Operations..........................................................................      $19,185,516
                                                                                                                   --------------


See notes to financial statements.

13


Stein Roe Intermediate Bond Fund
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                                                                     (UNAUDITED)
                                                                                                      SIX MONTHS
                                                                                                           ENDED       YEAR ENDED
                                                                                                    DECEMBER 31,         JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                                          2001             2001(a)
----------------------------------                                                                 -------------    -------------
OPERATIONS:
Net investment income                                                                              $  19,799,235    $  32,274,390
Net realized gain on investments and futures contracts allocated from Portfolio                        4,798,964        6,312,026
Net change in unrealized appreciation/depreciation on investments
   and futures contracts allocated from Portfolio                                                     (5,412,683)      14,550,506
                                                                                                   -------------    -------------
Net Increase from Operations                                                                          19,185,516       53,136,922
                                                                                                   -------------    -------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                                                                              (393,313)        (159,101)
   Class S                                                                                           (18,731,697)     (31,954,106)
                                                                                                   -------------    -------------
Total Distributions Declared to Shareholders                                                         (19,125,010)     (32,113,207)
                                                                                                   -------------    -------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                                       2,524,262       12,399,083
   Distributions reinvested                                                                              394,161          159,101
   Redemptions                                                                                        (3,990,742)        (189,378)
                                                                                                   -------------    -------------
     Net Increase (Decrease)                                                                          (1,072,319)      12,368,806
                                                                                                   -------------    -------------
Class S:
   Subscriptions                                                                                     257,566,719      305,861,197
   Distributions reinvested                                                                           16,861,288       29,122,399
   Redemptions                                                                                      (150,623,707)    (248,245,296)
                                                                                                   -------------    -------------
     Net Increase                                                                                    123,804,300       86,738,300
                                                                                                   -------------    -------------
Net Increase from Share Transactions                                                                 122,731,981       99,107,106
                                                                                                   -------------    -------------
Total Increase in Net Assets                                                                         122,792,487      120,130,821
                                                                                                   -------------    -------------
NET ASSETS:
Beginning of period                                                                                  526,347,263      406,216,442
                                                                                                   -------------    -------------
End of period (including undistributed (overdistributed) net
   investment income of $636,164 and $(25,900), respectively)                                      $ 649,139,750    $ 526,347,263
                                                                                                   =============    =============
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                                         282,266        1,391,523
   Issued for distributions reinvested                                                                    43,932           18,393
   Redemptions                                                                                          (450,854)         (21,358)
                                                                                                   -------------    -------------
     Net Increase (Decrease)                                                                            (124,656)       1,388,558
                                                                                                   -------------    -------------
Class S:
   Subscriptions                                                                                      28,768,638       35,102,599
   Issued for distributions reinvested                                                                 1,881,586        3,353,634
   Redemptions                                                                                       (16,859,247)     (28,570,044)
                                                                                                   -------------    -------------
     Net Increase                                                                                     13,790,977        9,886,189
                                                                                                   =============    =============

(a) Class A shares were initially offered on July 31, 2000.


See notes to financial statements.

Stein Roe Intermediate Bond Fund
Notes to Financial Statements
--------------------------------------------------------------------------------
December 31, 2001 (Unaudited)

NOTE 1. ORGANIZATION

Stein Roe Intermediate Bond Fund - Class S and Liberty Intermediate Bond Fund - Class A are the collective series of shares of Stein Roe Intermediate Bond Fund (the "Fund"), which is a series of Liberty-Stein Roe Funds Income Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. Stein Roe Intermediate Bond Fund invests substantially all of its assets in SR&F Intermediate Bond Portfolio (the "Portfolio").

    The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 2, 1998. At commencement, the Fund contributed approximately $427,315,000 in securities and other net assets to the Portfolio, in exchange for beneficial ownership of the Portfolio. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At December 31, 2001, the Fund owned 100.0 % of the Portfolio.

    The Fund may issue an unlimited number of shares. Effective July 31, 2000, the Fund began offering Class A shares. The Fund offers two classes of shares:
Class A and Class S. Class S shares are offered continuously at net asset value. Class A has its own sales charge and expense structure; please refer to the Fund's Class A prospectus for more information on Class A shares. The financial highlights for Class S Shares are presented in a separate annual report.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and Portfolio in the preparation of their financial statements.

SECURITY VALUATIONS AND TRANSACTIONS

Long-term debt securities are valued using market quotations if readily available at the time of valuation. If market quotations are not readily available, they are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of market valuations provided by a pricing service. Futures contracts are valued based on the difference between the last sale price and the opening price of the contract. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Advisor, based on quotations for comparable securities. Other assets are valued by a method that the Board of Trustees believes represents a fair value.

    Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. Neither the Fund nor the Portfolio had when-issued or delayed delivery purchase commitments as of December 31, 2001.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gain or losses from investment transactions are reported on an identified cost basis.

    Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and is required to amortize the premium and discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Fund, but resulted in a reclassification as follows:

                                             INCREASE
                                           (DECREASE) IN
                               INCREASE   NET UNREALIZED
                              (DECREASE)   APPRECIATION/
                               IN COST     DEPRECIATION
SR&F Intermediate
    Bond Portfolio            $(12,161)         $12,161
Stein Roe Intermediate
    Bond Fund                  (12,161)          12,161

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

     The effect of this change for the six months ended December 31, 2001 is as follows:

                   INCREASE         INCREASE        INCREASE
                  (DECREASE)       (DECREASE)     (DECREASE) IN
                     NET         NET UNREALIZED   NET REALIZED
                  INVESTMENT      APPRECIATION/      GAINS/
                    INCOME        DEPRECIATION      (LOSSES)
SR&F
  Intermediate
  Bond
  Portfolio      $(290,797)         $167,544         $123,253
Stein Roe
  Intermediate
  Bond
  Fund            (290,797)          167,544          123,253

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than the Class A 12b-1 service fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

FUTURES CONTRACTS

During the six months ended December 31, 2001, the Portfolio entered into U.S. Treasury security futures contracts to either hedge against expected declines in the value of their securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolio seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the securities being hedged.

    Upon entering into a futures contract, the Portfolio deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires. See the Portfolio of Investments for a summary of open futures contracts at December 31, 2001.

FEDERAL INCOME TAXES

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders as to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

    At June 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

              YEARS OF                 CAPITAL LOSS
             EXPIRATION                CARRYFORWARD
           ---------------            ---------------
              2003-2009                 $9,360,723

    Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital. DISTRIBUTIONS TO SHAREHOLDERS Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually.

    The amount and character of income and gains to be distributed in accordance with income tax regulations may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

--------------------------------------------------------------------------------
NOTE 2. PORTFOLIO COMPOSITION

The Portfolio invests primarily in marketable debt securities with an expected average life between three and ten years. See the Portfolio of Investments for additional information regarding individual securities as well as industry diversification.

--------------------------------------------------------------------------------
NOTE 3. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES

MANAGEMENT & ADMINISTRATIVE FEES

The Fund and the Portfolio pay monthly management and administrative fees, computed and accrued daily, to Stein Roe & Farnham, Incorporated (the "Advisor"), an affiliate of Fleet National Bank ("Fleet"), an indirect, majority-owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"), for its services as investment advisor and manager.

   On November 1, 2001, Liberty Financial Companies, Inc., a former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

Fleet National Bank ("Fleet"). This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Fund and Portfolio to Fleet. The Portfolio and the Fund had obtained approval of a new investment advisory contract by the Portfolio's Board of Trustees and Funds' shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

    The management fee for the Portfolio is computed at an annual rate of 0.35% of the Portfolio's average daily net assets.

    The administrative fee for the Fund is computed at an annual rate of 0.15% of the Fund's average daily net assets.

BOOKKEEPING FEES

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

    Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Portfolio and the Fund an annual flat fee of $10,000 and $5,000 respectively paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEES

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses. The Transfer Agent receives a fixed fee of $6,000 annually for the Portfolio.

CLASS A SERVICE FEE, UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. During the six month's ended December 31, 2001, the Fund has been advised that the Distributor retained net underwriting discounts of $318 on sales of the Fund's Class A shares.

    The Fund has adopted a 12b-1 plan (the "Plan") which requires it to pay the Distributor a monthly service fee equal to 0.25% annually on Class A average daily net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.10% annually of the average daily net assets attributable to Class A shares. The Distributor has voluntarily agreed to waive the Class A share distribution fee.

    The fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER

Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

--------------------------------------------------------------------------------
NOTE 4. INVESTMENT TRANSACTIONS

During the six months ended December 31, 2001, purchases and sales of investments for the Portfolio, other than short-term obligations, were $678,753,424 and $558,841,853. The aggregate cost of purchases and proceeds of were long-term U.S. government purchases and sales were $2,220,544,492 and $2,215,918,215, respectively.

    Unrealized appreciation at December 31, 2001 for generally accepted accounting principles for the Portfolio was:

    Gross unrealized appreciation        $ 17,107,584
    Gross unrealized depreciation         (16,982,233)
                                     ----------------
      Net unrealized appreciation         $   125,351
                                     ----------------

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

NOTE 5. LINE OF CREDIT

The Liberty-Stein Roe Municipal Trust (excluding the Stein Roe Municipal Money Market Fund, Liberty High Income Municipals Fund-Class A and Stein Roe High-Yield Municipals Fund)and the SR&F Base Trust (excluding the SR&F Cash Reserve Portfolio and SR&F Municipal Money Market Portfolio) (collectively, the "Trusts") participate in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts for the line of credit is $200 million. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.5% per year. In addition, a commitment fee of 0.10% per annum on each Fund's borrowings shall be paid quarterly by each Fund based on the relative asset size of each Fund. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire line of credit at any particular time. For the six months ended December 31, 2001, the Trusts had no borrowings under agreement.

Financial Highlights
--------------------------------------------------------------------------------
SR&F Intermediate Bond Portfolio

Selected data for a share outstanding throughout each period is as follows:

                                                  (UNAUDITED)
                                                   SIX MONTHS                                                    PERIOD
                                                        ENDED                 YEAR ENDED JUNE 30,                 ENDED
                                                 DECEMBER 31,        -----------------------------------        JUNE 30,
RATIOS TO AVERAGE NET ASSETS:                            2001          2001           2000           1999         1998 (a)
                                                     --------      --------       --------       --------      --------
Expenses (b) .................................          0.36%(c)      0.38%          0.38%          0.36%          0.39%(c)
Net investment income (b).....................          6.93%(c)(d)   7.46%          7.48%          6.41%          6.77%(c)
Portfolio turnover rate.......................            96%(e)       254%           356%           253%            86%(e)


(a)  From commencement of operations on February 2, 1998.

(b) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(c)  Annualized.

(d) As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change, for the six months ended December 31, 2001, was to decrease the ratio of net investment income to average net assets from 7.02% to 6.93%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(e)  Not annualized.


Financial Highlights Continued
--------------------------------------------------------------------------------
Liberty Intermediate Bond Fund - Class A

Selected data for a share outstanding throughout the period is as follows:

                                                                        (UNAUDITED)
                                                                         SIX MONTHS           PERIOD
                                                                              ENDED            ENDED
                                                                       DECEMBER 31,         JUNE 30,
                                                                               2001              2001 (a)
                                                                        -----------      -----------
NET ASSET VALUE, BEGINNING OF PERIOD.................................       $ 8.84            $ 8.46
                                                                        -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (b).........................................         0.28(c)           0.56
   Net realized and unrealized gain on investments...................         0.02(c)           0.36
                                                                        -----------      -----------
     Total from investment operations................................         0.30              0.92
                                                                        -----------      -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
   From net investment income........................................        (0.27)            (0.54)
                                                                        -----------      -----------
NET ASSET VALUE, END OF PERIOD.......................................       $ 8.87            $ 8.84
                                                                        ===========      ===========
TOTAL RETURN (D)(E)(F)...............................................         3.44%            11.19%
                                                                        ===========      ===========
RATIOS TO AVERAGE NET ASSETS:

Expenses (g).........................................................         0.99%             0.96%
Net investment income (g)............................................         6.29%(c)          6.90%
Waiver/reimbursement (g).............................................         0.10%               --
Net assets, end of period (000's)....................................      $11,212           $12,279

(a)  From commencement of operations on July 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c) As required, effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain on investments by $0.01 and decrease the ratios of net investment income to average net assets from 6.39% to 6.29%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or deferred sales charge.

(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Annualized.



Shareholder Meeting Results
--------------------------------------------------------------------------------
Stein Roe Intermediate Bond Fund

    On September 26, 2001, a Special Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the Item listed on the Trust's Proxy Statement for said Meeting. Only July 16, 2001, the record date for the Meeting, the Fund had $536,544,232.99 of net asset value (NAV) representing shares outstanding. The votes cast were as follows:

PROPOSAL 1. TO APPROVE
A NEW INVESTMENT                                % OF             % OF NAV TO
ADVISORY AGREEMENT:           NAV                NAV           TOTAL NAV VOTED
-------------------------------------------------------------------------------
For                     $313,400,657.54        58.41%              95.78%
Against                    5,510,518.86         1.03%               1.68%
Abstain                    8,311,379.38         1.55%               2.54%

Trustees & Transfer Agent

DOUGLAS A. HACKER
President of UAL Loyalty Services and Executive Vice President of United Airlines (formerly Executive Vice President, Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development and Administration, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President and Director of Itek Corp.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operating Officer, Fleet Asset Management; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Chief Operations Officer, Mutual Funds, Liberty Financial Companies; Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty Intermediate Bond Fund Class A is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Intermediate Bond Fund Class A. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Intermediate Bond Fund Class A

                              Give me Liberty. [R]



Liberty Funds believes in financial choice

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

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Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

Liberty Intermediate Bond Fund Class A  Semiannual Report, December 31, 2001


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LIBERTY FUNDS
--------------------------------------------------------------------------------
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www.libertyfunds.com



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